HORIZON FUNDS

Horizon Dividend Income ETF

Horizon Expedition Plus ETF

Horizon Managed Risk ETF

Horizon Nasdaq-100 Defined Risk ETF

Horizon Landmark ETF

Horizon Small/Mid Cap Core Equity ETF

Horizon Flexible Income ETF

Horizon International Managed Risk ETF

Horizon International Equity ETF

Horizon Digital Frontier ETF

Horizon Core Bond ETF

Horizon Core Equity ETF

(together, the “Funds”)

Supplement dated May 19, 2026,

to the Statement of Additional Information of the Funds

This supplement ("Supplement") amends and supplements the Statement of Additional Information ("SAI") of the Funds, dated March 29, 2026, and is effective immediately.

The following disclosure is hereby incorporated into the SAI immediately following the section entitled "Regulatory Matters—Regulatory Limitations" appearing on page 41 thereof:

Regulation as a Commodity Pool Operator. The Adviser has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” with respect to the International Managed Risk Fund pursuant to Rule 4.5 under the CEA, as amended, and the rules of the CFTC promulgated thereunder. Accordingly, the Adviser is not subject to registration or regulation as a commodity pool operator with respect to the International Managed Risk Fund. Changes to a Fund’s investment strategies or investments may trigger additional CFTC regulation, in which case the Adviser or the Fund may incur additional expenses. In addition, recent legal and regulatory changes, and additional legal and regulatory changes in the future, may substantially affect over-the-counter derivatives markets and such changes may impact the Funds’ use of such instruments to the extent such instruments are used by the Funds.

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Unless otherwise indicated, all other information included in the SAI that is not inconsistent with the information set forth in this Supplement remains unchanged. Capitalized terms used but not defined herein have the meanings ascribed to them in the SAI.

Please retain this supplement for your reference.